Transactions with Related Parties, Diana Wilhelmsen Management Limited (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Transactions with Related Parties [Abstract]
Due to related parties	$ 331		$ 458
Related Party [Member] | DWM [Member]
Transactions with Related Parties [Abstract]
Due to related parties	0		$ 21
Related Party [Member] | DWM [Member] | Management Services [Member]
Transactions with Related Parties [Abstract]
Fees charged by related party	480	$ 709
Related Party [Member] | DWM [Member] | Management Services [Member] | Management Fees to Related Parties [Member]
Transactions with Related Parties [Abstract]
Fees charged by related party	445	555
Related Party [Member] | DWM [Member] | Management Services [Member] | Voyage Expenses [Member]
Transactions with Related Parties [Abstract]
Fees charged by related party	35	$ 154
Related Party [Member] | DWM [Member] | Supervision Agreement [Member] | Voyage Expenses [Member]
Transactions with Related Parties [Abstract]
Fees charged by related party	$ 6